Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

POLICIES AND PRACTICES RELATED TO THE GRANT OF CERTAIN EQUITY AWARDS.

All equity awards to Named Executive Officers (“NEOs”) are approved by the Compensation Committee with a grant date determined at the time of approval. We do not currently grant stock options. The Compensation Committee did not take material non-public information into account when determining the timing and terms of equity awards in 2025, and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee did not take material non-public information into account when determining the timing and terms of equity awards in 2025, and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false